Stockholders' Equity (Details) - Schedule of stock option plan - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Plan [Abstract]
Number of Options, Options outstanding at the beginning of period	590,000	1,558,000	1,158,000
Weighted Average Exercise Price, Options outstanding at the beginning of period	$ 1.83	$ 1.74	$ 2.24
Changes during the period:
Number of Options, Granted			740,000
Weighted Average Exercise Price, Granted			$ 1.97
Number of Options, Exercised			(60,000)
Weighted Average Exercise Price, Exercised			$ 1.35
Number of Options, Forfeited		(968,000)	(280,000)
Weighted Average Exercise Price, Forfeited		$ 1.68	$ 1.41
Number of Options, Options outstanding at the end of the period	590,000	590,000	1,558,000
Weighted Average Exercise Price, Options outstanding at the end of the period	$ 1.83	$ 1.83	$ 1.74
Number of Options, Options exercisable at the end of the period	434,167	434,167	1,118,000
Weighted Average Exercise Price, Options exercisable at the end of the period	$ 1.74	$ 1.74	$ 1.57